CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (INR) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Net unrealized gain (loss) arising during the period, tax	3,675.3	(9,095.5)
Reclassification adjustment for net (gain)/loss included in net income, tax	100.4	(164.2)